Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

			Average
			summary	Average
			compensation	compensation
			table total for	actually paid	Value of initial fixed $100
	Summary		non-PEO	to non-PEO	investment based on:(4)			Diluted
	compensation	Compensation	named	named	Total	Peer group		Earnings
	table total for	actually paid	executive	executive	shareholder	total	Net	Per Share
Year	PEO(1)(2)	to PEO(1)(5)	officers(2)(3)	officers(2)(5)	return	shareholder return	income	Growth(6)
2024	$1,806,970	$1,992,701	$1,061,246	$1,080,421	$136.06	$132.44	$52,915	$3.12
2023	$1,884,634	$1,550,856	$1,129,208	$826,239	$106.25	$112.03	$52,258	$3.07
2022	($774,965)	$1,208,196	$217,191	$815,800	$114.42	$111.47	$33,412	$1.97
2021	$1,234,198	$992,662	$749,315	$687,279	$90.94	$126.43	$33,396	$1.98
2020	$2,633,812	$1,299,716	$1,327,471	$760,935	$82.66	$90.82	$31,576	$1.88

Named Executive Officers, Footnote [Text Block]		The PEO from 2020 through 2024 is William G. Smith, Jr.
Peer Group Issuers, Footnote [Text Block]		As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P U.S. SmallCap Banks Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
PEO Total Compensation Amount	[1],[2]	$ 1,806,970	$ 1,884,634	$ 774,965		$ 1,234,198	$ 2,633,812
PEO Actually Paid Compensation Amount	[1],[3]	1,992,701	1,550,856	1,208,196		992,662	1,299,716
Non-PEO NEO Average Total Compensation Amount	[2],[4]	1,061,246	1,129,208	217,191		749,315	1,327,471
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 1,080,421	826,239	815,800		687,279	760,935
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]		The non-PEO NEOs in 2020, 2021, and 2022 were J. Kimbrough Davis and Thomas A. Barron. The non-PEO NEOs in 2023 and 2024 were Thomas A. Barron and Jeptha E. Larkin.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship between CAP and Company TSR

The graph below reflects the relationship between PEO and Average Non-PEO NEO CAP amounts and the Company’s TSR (assuming an initial investment of $100 made on December 31, 2019) for the fiscal years ending December 31, 2020, 2021, 2022, 2023, and 2024.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship between CAP and Net Income

The graph below reflects the relationship between PEO and Average Non-PEO NEO CAP amounts and the Company’s net income for the fiscal years ending December 31, 2020, 2021, 2022, 2023, and 2024.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship between CAP and Diluted Earnings Per Share

The graph below reflects the relationship between PEO and Average Non-PEO NEO CAP amounts and the Company’s diluted earnings per share for the fiscal years ending December 31, 2020, 2021, 2022, 2023, and 2024.

Total Shareholder Return Vs Peer Group [Text Block]

Relationship between Company TSR and Peer Group TSR

The graph below reflects the relationship between Company TSR and Peer Group TSR (each assuming an initial investment of $100 made on December 31, 2019) for the fiscal years ending December 31, 2020, 2021, 2022, 2023, and 2024.

Required Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2024 to Company Performance

Required Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2024 to Company Performance

We disclose below, in no particular order, the most important measures used by the Company to link compensation actually paid to our NEOs for 2024 to Company performance.

•	Net Income
•	Diluted Earnings Per Share Growth
•	Average Deposits
•	Level of Classified Assets

Total Shareholder Return Amount	[5]	$ 136.06	106.25	114.42		90.94	82.66
Peer Group Total Shareholder Return Amount	[5]	132.44	112.03	111.47		126.43	90.82
Net Income (Loss) Attributable to Parent		$ 52,915	$ 52,258	$ 33,412		$ 33,396	$ 31,576
Company Selected Measure Amount	[6]	3.12	3.07	1.97		1.98	1.88
PEO Name		William G. Smith, Jr.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Diluted Earnings Per Share Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Average Deposits
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Level of Classified Assets
PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		$ 185,731	$ (333,778)	$ 1,983,161		$ (241,536)	$ (1,334,096)
PEO [Member] | Increase Deduction For Change In Actuarial Present Values Reported Under Change In Pension Value And Nonqualified Deferred Compensation Earnings Column Of S C T [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(117,963)	(433,188)	1,917,485		(214,283)	(1,574,593)
PEO [Member] | Deduction For Amounts Reported Under Stock Awards Column In S C T [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(303,459)	(317,776)	(255,278)		(256,482)	(241,555)
PEO [Member] | Increase For Fair Value Of Awards Granted During Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		45,993	(18,978)	25,175		13,443	37,054
PEO [Member] | Increase Deduction For Change In Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		32,143	(16,547)	37,765		9,375	(45,051)
PEO [Member] | Increase Deduction For Change In Fair Value From Prior Year End To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		300,331	301,749	73,056		82,742	377,489
PEO [Member] | Increase For Fair Value Of Awards Granted During Year That Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		228,686	150,962	184,958		123,669	112,560
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		19,175	(302,969)	598,609		(62,036)	(566,536)
Non-PEO NEO [Member] | Increase Deduction For Change In Actuarial Present Values Reported Under Change In Pension Value And Nonqualified Deferred Compensation Earnings Column Of S C T [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(86,922)	(313,744)	612,619		(51,938)	(663,135)
Non-PEO NEO [Member] | Deduction For Amounts Reported Under Stock Awards Column In S C T [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(119,453)	(127,762)	(135,147)		(107,290)	(101,224)
Non-PEO NEO [Member] | Increase For Fair Value Of Awards Granted During Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		18,395	(3,792)	10,070		5,366	14,821
Non-PEO NEO [Member] | Increase Deduction For Change In Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		12,859	(6,619)	15,103		3,749	(18,020)
Non-PEO NEO [Member] | Increase Deduction For Change In Fair Value From Prior Year End To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		60,066	60,340	29,217		33,097	150,981
Non-PEO NEO [Member] | Increase For Fair Value Of Awards Granted During Year That Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		134,230	88,608	132,113		54,980	50,041
Non-PEO NEO [Member] | Deduction Of Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments				$ (65,366)	[7]

[1]	The PEO from 2020 through 2024 is William G. Smith, Jr.
[2]	For 2020 through 2023, amounts were adjusted to reflect base salary amounts earned during the respective year.
[3]	The following tables set forth the adjustments made during each year represented in the PVP Table to arrive at compensation “actually paid” to our NEOs during each of the years in question:
[4]	The non-PEO NEOs in 2020, 2021, and 2022 were J. Kimbrough Davis and Thomas A. Barron. The non-PEO NEOs in 2023 and 2024 were Thomas A. Barron and Jeptha E. Larkin.
[5]	Pursuant to SEC rules, the Total Shareholder Return (“TSR”) figures assume an initial investment of $100 on December 31, 2019, and represent the value of such investment as of December 31, 2024, 2023, 2022, 2021, and 2020, respectively.
[6]	The Company has identified Diluted Earnings Per Share Growth as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Other NEOs in 2024 to the Company’s performance.
[7]	This amount does not include ($70,070), which is the fair value of awards granted to and forfeited by Mr. Davis in 2022.